Corporate expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Corporate Expense

For the years ended December 31:

	2017	2016

Employee related	$1,439,041	$1,376,208
Professional fees	947,572	533,467
Corporate	493,918	437,563
Stock based compensation	2,655,372	776,748
Travel and entertainment	224,074	248,719
Office related	233,053	180,737
Insurance	310,736	244,610
Depreciation	15,481	52,772
Foreign exchange	55,863	15,872

	$6,375,110	$3,866,696